First Trust Active Factor Mid Cap ETF Expense Example, No Redemption - First Trust Active Factor Mid Cap ETF - First Trust Active Factor Mid Cap ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 847